Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs					$ 296.2	$ 319.0	$ 290.8
Net Reserves for Losses and LAE	$ 3,770.0	$ 3,174.1	$ 3,770.0	$ 3,174.1	3,232.8	2,813.2	4,313.7	$ 3,970.1
Net Reserves for Unearned Premiums					1,692.8	1,720.2	1,516.2
Net premiums earned	698.3	660.0	2,069.4	1,947.4	2,614.5	2,688.7	2,410.5
Losses and LAE Expenses					1,553.0	1,680.0	1,693.3
Policy Acquisition Expenses					380.2	431.8	414.1
Net written premiums	$ 673.6	$ 628.6	$ 2,225.6	$ 1,979.1	2,581.9	2,896.0	2,587.7
General and Administrative Expenses					354.5	386.5	333.1
Net Investment Income					275.7	188.1	147.5
Reinsurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs					201.5	227.2	205.2
Net Reserves for Losses and LAE					1,373.1	1,360.7	2,148.4
Net Reserves for Unearned Premiums					644.5	862.4	688.6
Net premiums earned					1,154.5	1,251.8	1,118.8
Losses and LAE Expenses					611.1	770.3	705.2
Policy Acquisition Expenses					208.6	252.4	221.6
Net written premiums					1,098.0	1,426.4	1,199.0
General and Administrative Expenses					120.6	142.5	121.3
Insurance
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs					94.7	91.8	85.6
Net Reserves for Losses and LAE					1,859.7	1,452.5	2,165.3
Net Reserves for Unearned Premiums					1,048.3	857.8	827.6
Net premiums earned					1,460.0	1,436.9	1,291.7
Losses and LAE Expenses					941.9	909.7	988.1
Policy Acquisition Expenses					171.6	179.4	192.5
Net written premiums					1,483.9	1,469.6	1,388.7
General and Administrative Expenses					$ 233.9	$ 244.0	$ 211.8